Financial Instruments	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a)	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see "Item 18 – Financial Statements: Note 11" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash (note 19)	Level 1	392,756	392,756	505,639	505,639
Derivative instruments (note 16)
Interest rate swap agreements – assets (1)	Level 2	2,025	2,025	9,640	9,640
Interest rate swap agreements – liabilities (1)	Level 2	(59,052)	(59,052)	(43,175)	(43,175)
Cross currency interest swap agreements – liabilities(1)	Level 2	(54,887)	(54,887)	(29,122)	(29,122)
Foreign currency contracts	Level 2	(535)	(535)	—	—
Stock purchase warrants	Level 3	—	—	12,026	12,026
Forward freight agreements	Level 2	1,045	1,045	(57)	(57)
Non-recurring
Vessels and equipment (note 7)	Level 3	64,282	64,282	—	—
Vessel held for sale (note 7)	Level 2	11,515	11,515	—	—
Other (2)
Short-term debt (note 9)	Level 2	(50,000)	(50,000)	—	—
Long-term debt – public (note 10)	Level 1	(607,187)	(634,869)	(856,986)	(851,470)
Long-term debt – non-public (note 10)	Level 2	(2,214,117)	(2,175,259)	(2,462,537)	(2,395,300)
Obligations related to finance leases, including current portion (note 6)	Level 2	(1,849,080)	(1,919,665)	(1,673,845)	(1,652,345)

(1)
The fair value of the Company's interest rate swap and cross currency swap agreements at September 30, 2019 includes $2.1 million (December 31, 2018 – $3.2 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and investments in equity-accounted investments form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

Stock purchase warrants – Prior to the 2019 Brookfield Transaction, Teekay held 15.5 million common unit warrants issued by Teekay Offshore to Teekay in connection with the 2017 Brookfield Transaction (or Brookfield Transaction Warrants) and 1,755,000 warrants to purchase common units of Teekay Offshore issued to Teekay in connection with Teekay Offshore's private placement of Series D Preferred Units in June 2016 (or the Series D Warrants) (see "Item 18 – Financial Statements: Note 4" of the Company’s Annual Report on Form 20-F for the year ended December 31, 2018). In May 2019, Teekay sold to Brookfield all of the Company’s remaining interests in Teekay Offshore, which included, among other things, both the Brookfield Transaction Warrants and Series D Warrants (see Note 4).

Changes in fair value during the three and nine months ended September 30, 2019 and 2018 for the Company’s Brookfield Transaction Warrants and the Series D Warrants, which were measured at fair value using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Fair value at the beginning of the period	—	35,271	12,026	30,749
Fair value on acquisition/issuance	—	2,330	—	2,330
Unrealized (loss) gain included in earnings	—	(5,373)	26,900	(851)
Realized (loss) gain included in earnings	—	—	(25,559)	—
Settlements	—	—	(13,367)	—
Fair value at the end of the period	—	32,228	—	32,228

Vessels – In September 2019, the Company determined that two FPSO units were impaired and wrote down the carrying value of the units to their estimated fair values. The Company has determined the estimated fair value of one of the units based on the expected sales price and the other unit using a discounted cash flow approach. The discounted cash flow approach used includes scenarios consisting of sale of the unit following expiration of the existing customer contract, sale of the unit in early 2020 and extension of the existing customer contract, weighted based on the likelihood of them occurring. Cash flow projections have been discounted at an estimated market participant rate of 9.5%. Cash flow projections are based on current and project charter rates and operating costs. The projected future use of the unit takes into consideration the Company’s projected charter rates that could be contracted in future periods. In establishing this estimate, the Company has considered current discussions with potential customers, and historical experience redeploying FPSO units. Estimated proceeds from the potential sale of the unit are based on prior discussions with potential buyers of the Company's FPSO units.

b)	Financing Receivables

The following table contains a summary of the Company’s carrying value of financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	September 30, 2019	December 31, 2018
			$	$
Direct financing leases	Payment activity	Performing	561,437	575,163
Other loan receivables
Loans to equity-accounted investments and joint venture partners	Other internal metrics	Performing	161,633	231,404
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	6,871	15,694
			729,941	822,261